Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Deposits in banks	₩ 24,431	₩ 7,773		₩ 24,044
Money market instruments	14,664	8,947		865
Total	₩ 39,095	₩ 16,720	₩ 24,909	₩ 24,909